Goodwill (Goodwill) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill Rollforward and by Segment
Goodwill	$ 111	$ 111	$ 111
Accumulated impairment	(10)	(10)	(10)
Total goodwill, net	101	101	101
Goodwill	111	111	111
Accumulated impairment	(10)	(10)	(10)
Total goodwill, net	101	101	101
U.S.
Goodwill Rollforward and by Segment
Goodwill	70	70	70
Accumulated impairment	0	0	0
Total goodwill, net	70	70	70
Goodwill	70	70	70
Accumulated impairment	0	0	0
Total goodwill, net	70	70	70
MetLife Holdings
Goodwill Rollforward and by Segment
Goodwill	41	41	41
Accumulated impairment	(10)	(10)	(10)
Total goodwill, net	31	31	31
Goodwill	41	41	41
Accumulated impairment	(10)	(10)	(10)
Total goodwill, net	$ 31	$ 31	$ 31